CASH AND RESTRICTED CASH (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash collateral for borrowed securities		$ 1,000,000
Time deposits	$ 1,500,000	$ 1,500,000